UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Wozniak
Title:	Managing Director
Phone:  (415) 772-8364

Signature, Place, and Date of Signing:

Paul Wozniak      San Francisco, CA     December 31, 2009

State Street Corporation has been removed from the List of Other Included Managers as Shott Capital Management LLC is deemed not to share investment discretion with State Street Corporation for the purposes of Form 13F reporting.


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0



Form 13F Information Table Entry Total:   64
Form 13F Information Table Value Total (Thousands):   $130,163

List of Other Included Managers:  0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acme Packet, Inc.              COM              004764106     9844   894939 SH       SOLE                   146399            748540
Alliance Data Systems Corporat COM              018581108     1585    24547 SH       SOLE                     9764             14783
Amazon.com, Inc.               COM              023135106     7725    57428 SH       SOLE                    45217             12211
Amdocs Ltd.                    COM              G02602103     1979    69356 SH       SOLE                    66500              2856
Arch Capital Group Ltd.        COM              G0450A105     5331    74506 SH       SOLE                    23833             50673
Aruba Networks Inc.            COM              043176106     2139   200640 SH       SOLE                   200640
Atheros Communications, Inc.   COM              04743P108      497    14512 SH       SOLE                    12133              2379
Athersys, Inc.                 COM              04744L106      526   127468 SH       SOLE                   102177             25291
Atmel Corp.                    COM              049513104       65    14000 SH       SOLE                                      14000
BigBand Networks, Inc.         COM              089750509      527   153152 SH       SOLE                    41642            111510
Cadence Design Systems, Inc.   COM              127387108     2400   400630 SH       SOLE                   281796            118834
Callidus Software, Inc.        COM              13123E500       32    10731 SH       SOLE                                      10731
Cavium Networks, Inc.          COM              14965A101     1006    42227 SH       SOLE                    37109              5118
Cbeyond, Inc.                  COM              149847105      164    10407 SH       SOLE                     4261              6146
Cisco Systems                  COM              17275R102     4998   208785 SH       SOLE                   168142             40643
Citrix Systems, Inc.           COM              177376100      516    12402 SH       SOLE                    11398              1004
Cognizant Technology Solutions COM              192446102     2244    49513 SH       SOLE                    44435              5078
CommVault Systems, Inc.        COM              204166102     1850    78078 SH       SOLE                    73078              5000
Concho Resources Inc.          COM              20605P101     3763    83807 SH       SOLE                    81612              2195
Du Pont                        COM              263534109      214     6350 SH       SOLE                                       6350
EBay, Inc.                     COM              278642103      869    36930 SH       SOLE                    29100              7830
EHealth, Inc.                  COM              28238P109      828    50391 SH       SOLE                    23798             26593
EV Energy Partner LP           COM              26926V107     2782    92042 SH       SOLE                    92042
Ecotality, Inc.                COM              27922Y202      111    20078 SH       SOLE                    20078
Finisar Corporation            COM              31787A507      497    55712 SH       SOLE                    29713             25999
Global Cash Access Holdings, I COM              378967103     1214   162134 SH       SOLE                    24106            138028
Google, Inc. - Cl A            COM              38259P508    36240    58454 SH       SOLE                    52285              6169
HewlettPackard                 COM              428236103      666    12929 SH       SOLE                                      12929
Infinera Corporation           COM              45667G103      208    23409 SH       SOLE                    23409
Innophos Holdings, Inc.        COM              45774N108      438    19073 SH       SOLE                    17204              1869
Jackson Hewitt Tax Service, In COM              468202106     1869   424826 SH       SOLE                                     424826
Keryx Biopharmaceuticals, Inc. COM              492515101       83    33200 SH       SOLE                                      33200
Linear Technology Corp.        COM              535678106     1497    49000 SH       SOLE                    20000             29000
Lululemon Athletica Inc.       COM              550021109      900    29915 SH       SOLE                    29915
Magellan Midstream Partners    COM              559080106      424     9775 SH       SOLE                     8359              1416
MedAssets Inc.                 COM              584045108     1382    65147 SH       SOLE                    24173             40974
Mellanox Technologies Ltd.     COM              M51363113     2051   108574 SH       SOLE                   108574
MetroPCS Communications        COM              591708102     3725   488176 SH       SOLE                   102385            385791
Microchip Technology, Inc.     COM              595017104      232     8000 SH       SOLE                     8000
Microsoft Corp.                COM              594918104      335    11000 SH       SOLE                                      11000
Netezza Corporation            COM              64111N101      442    45567 SH       SOLE                    36903              8664
Netflix, Inc.                  COM              64110L106      634    11516 SH       SOLE                                      11516
OpenTable, Inc.                COM              68372A104      533    20933 SH       SOLE                    20933
PROS Holdings, Inc.            COM              74346Y103      217    21001 SH       SOLE                    17219              3782
Positron Corp.                 COM              737397125      125  1785750 SH       SOLE                                    1785750
Pozen, Inc.                    COM              73941U102      503    84099 SH       SOLE                    84099
Prestige Brands Holdings, Inc  COM              74112D101      725    92259 SH       SOLE                    36804             55455
Rackspace Hosting, Inc.        COM              750086100     6258   300150 SH       SOLE                   230791             69359
SAVVIS, Inc.                   COM              805423308     1017    72398 SH       SOLE                    23690             48708
Salesforce.com, Inc.           COM              79466L302     1516    20551 SH       SOLE                    16600              3951
Shutterfly, Inc.               COM              82568P304      209    11716 SH       SOLE                    11716
Skyepharma Plc. - ADR 	       COM              830808101       23    17587 SH       SOLE                                      17587
Sourcefire, Inc.               COM              83616T108     1226    45843 SH       SOLE                    33612             12231
SuperGen, Inc.                 COM              868059106      131    50009 SH       SOLE                                      50009
TransDigm Group Inc.           COM              893641100     1714    36100 SH       SOLE                                      36100
Ulta Salon, Cosmetics & Fragra COM              90384S303      435    23941 SH       SOLE                    14445              9496
VanceInfo Technologies, Inc.   COM              921564100     1625    84584 SH       SOLE                    63812             20772
Vanda Pharmaceuticals, Inc.    COM              921659108      305    27150 SH       SOLE                    27150
VeriFone Holdings, Inc.        COM              92342Y109     2874   175465 SH       SOLE                    30124            145341
Volcano Corporation            COM              928645100      542    31163 SH       SOLE                    31163
World Westling Entertainment,  COM              98156Q108     1153    75212 SH       SOLE                                      75212
YaHoo!, Inc.                   COM              984332106     1297    77320 SH       SOLE                    71320              6000
ev3, Inc.                      COM              26928A200      273    20500 SH       SOLE                                      20500
Winstar Resources Ltd.         COM              975529108     2630   923815 SH       SOLE                   923815